Investment Objectives and Goals - Qualivian Focus Fund ETF	Jun. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	QUALIVIAN FOCUS FUND ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Qualivian Focus Fund ETF (the “Fund”) seeks to achieve long-term capital appreciation.